Note 9 - Fixed Assets	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
9.	Fixed assets

December 31, 2021		Accumulated
	Cost	depreciation	Net

Land	$1,281	$-	$1,281
Buildings	4,723	3,018	1,705
Vehicles	108,004	67,477	40,527
Furniture and equipment	135,179	85,395	49,784
Computer equipment and software	139,613	109,173	30,440
Leasehold improvements	48,645	34,316	14,329
	$437,445	$299,379	$138,066

December 31, 2020		Accumulated
	Cost	depreciation	Net

Land	$1,941	$-	$1,941
Buildings	6,168	4,144	2,024
Vehicles	94,267	59,775	34,492
Furniture and equipment	110,499	68,834	41,665
Computer equipment and software	128,061	99,427	28,634
Leasehold improvements	47,333	29,520	17,813
	$388,269	$261,700	$126,569

Included in fixed assets are vehicles, office and computer equipment under finance lease at a cost of $26,429 (2020 - $24,198) and net book value of $9,375 (2020 - $11,416).